Loss Per Share - Summary of Loss Per Share (Parenthetical) (Details) - CAD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Equity Classified warrants	0.3	0.3
Derivative warrants	9.9	10.1
Simple warrants	0.1	0.2
Performance warrants	0.1	0.1
Stock options	$ 900	$ 40
RSUs Exercisable	$ 8,600	$ 1,400